Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
(4)  Loans

The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2011	2010

Commercial and Industrial
Commercial	$48,986,102	$53,220,341
Industrial	8,421,884	10,551,791

Real Estate
Commercial Construction	58,545,820	72,309,231
Residential Construction	3,530,502	4,373,011
Commercial	315,280,748	362,878,565
Residential	193,637,817	207,471,813
Farmland	48,225,406	52,778,389

Consumer and Other
Consumer	30,449,303	33,563,863
Other	9,243,739	16,103,669

Total Loans	$716,321,321	$813,250,673

Commercial and industrial loans are extended to a diverse group of businesses within the Company's market area.  These loans are often underwritten based on the borrower's ability to service the debt from income from the business.  Real estate construction loans often require loan funds to be advanced prior to completion of the project.  Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans.  Consumer loans are originated at the bank level.  These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit Quality Indicators.  As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (1) the risk grade assigned to commercial and consumer loans, (2) the level of classified commercial loans, (3) net charge-offs, (4) nonperforming loans, and (5) the general economic conditions in the Company's geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  A description of the general characteristics of the grades is as follows:

•
Grades 1 and 2 - Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk.  Such loans may be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds.  Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans.  Loans in this category fall into the “pass” classification.

•
Grades 3 and 4 - Loans assigned these “pass” risk grades are made to borrowers with acceptable credit quality and risk.  The risk ranges from loans with no significant weaknesses in repayment capacity and collateral protection to acceptable loans with one or more risk factors considered to be more than average.

•
Grade 5 - This grade includes “special mention” loans on management's watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

•
Grade 6 - This grade includes “substandard” loans in accordance with regulatory guidelines.  This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms.  Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses.  Generally, loans on which interest accrual has been stopped would be included in this grade.

•
Grades 7 and 8 - These grades correspond to regulatory classification definitions of “doubtful” and “loss,” respectively.  In practice, any loan with these grades would be for a very short period of time, and generally the Company has no loans with these assigned grades.  Management manages the Company's problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade     of 6.

The following table presents the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

December 31, 2011	Pass	Special Mention	Substandard	Total Loans

Commercial and Industrial
Commercial	$42,586,230	$1,480,726	$4,919,146	$48,986,102
Industrial	8,153,224	-	268,660	8,421,884

Real Estate
Commercial Construction	28,745,596	2,814,113	26,986,111	58,545,820
Residential Construction	3,227,392	303,110	-	3,530,502
Commercial	272,062,206	14,789,290	28,429,252	315,280,748
Residential	175,099,480	8,343,336	10,195,001	193,637,817
Farmland	43,664,126	1,413,476	3,147,804	48,225,406

Consumer and Other
Consumer	29,372,493	361,714	715,096	30,449,303
Other	9,028,428	99,418	115,893	9,243,739

Total Loans	$611,939,175	$29,605,183	$74,776,963	$716,321,321

December 31, 2010	Pass	Special Mention	Substandard	Total Loans

Commercial and Industrial
Commercial	$48,731,982	$2,498,305	$1,990,054	$53,220,341
Industrial	10,059,081	169,381	323,329	10,551,791

Real Estate
Commercial Construction	33,522,709	10,064,271	28,722,251	72,309,231
Residential Construction	3,974,130	204,000	194,881	4,373,011
Commercial	294,186,347	11,847,051	56,845,167	362,878,565
Residential	183,518,173	9,195,410	14,758,230	207,471,813
Farmland	49,499,619	1,838,814	1,439,956	52,778,389

Consumer and Other
Consumer	32,046,108	726,933	790,822	33,563,863
Other	14,553,167	1,185,260	365,242	16,103,669

Total Loans	$670,091,316	$37,729,425	$105,429,932	$813,250,673

A loan's risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral.  Loan risk grades are subject to reassessment at various times throughout the year as part of the Company's ongoing loan review process.  Loans with an assigned risk grade of 6 or below and an outstanding balance of $50,000 or more are reassessed on a quarterly basis.  During this reassessment process individual reserves may be identified and placed against certain loans which are not considered impaired.

In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas.  The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due.  Generally, loans are placed on nonaccrual status if principal or interest payments become 90 days past due or when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provision.  Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due.  Nonaccrual loans totaled $38,821,632 and $28,901,974 as of December 31, 2011 and 2010, respectively, and total recorded investment in loans past due 90 days or more and still accruing interest totaled $15,160 and $19,188, respectively.  During its review of impaired loans, the Company determined the majority of its exposures on these loans were known losses.  As a result, the exposures were charged off, reducing the specific allowances on impaired loans.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2011	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Industrial
Commercial	$644,899	$-	$644,899	$2,102,522	$46,238,681	$48,986,102
Industrial	-	-	-	85,670	8,336,214	8,421,884

Real Estate
Commercial Construction	513,905	-	513,905	23,578,263	34,453,652	58,545,820
Residential Construction	33,541	-	33,541	-	3,496,961	3,530,502
Commercial	2,930,743	-	2,930,743	9,193,650	303,156,355	315,280,748
Residential	2,251,009	15,160	2,266,169	3,110,032	188,261,616	193,637,817
Farmland	376,426	-	376,426	486,683	47,362,297	48,225,406

Consumer and Other
Consumer	410,041	-	410,041	221,360	29,817,902	30,449,303
Other	-	-	-	43,452	9,200,287	9,243,739

Total Loans	$7,160,564	$15,160	$7,175,724	$38,821,632	$670,323,965	$716,321,321

2010

Commercial and Industrial
Commercial	$382,728	$-	$382,728	$393,823	$52,443,790	$53,220,341
Industrial	100,810	-	100,810	175,062	10,275,919	10,551,791

Real Estate
Commercial Construction	1,514,127	-	1,514,127	10,181,795	60,613,309	72,309,231
Residential Construction	194,881	-	194,881	-	4,178,130	4,373,011
Commercial	11,790,383	-	11,790,383	13,567,530	337,520,652	362,878,565
Residential	4,268,098	15,876	4,283,974	3,057,049	200,130,790	207,471,813
Farmland	566,868	-	566,868	1,157,528	51,053,993	52,778,389

Consumer and Other
Consumer	702,795	3,312	706,107	290,115	32,567,641	33,563,863
Other	218,887	-	218,887	79,072	15,805,710	16,103,669

Total Loans	$19,739,577	$19,188	$19,758,765	$28,901,974	$764,589,934	$813,250,673

Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately $1,639,800, $1,621,700 and $2,318,100 for the years ended December 31, 2011, 2010 and 2009, respectively.

During the first quarter, as a result of recently issued guidance regarding troubled debt restructurings, the Company reviewed its policy for designating loans as impaired.  As a result of this review, the Company identified additional loans which are now included in the impaired loan disclosures that were not previously reported as impaired.  The loans identified were those troubled debt restructurings which were on accrual status.  The inclusion of these accruing troubled debt restructurings in the impaired loan disclosures for December 31, 2011 did not have an impact on the allowance for loan losses.

The following table details impaired loan data as of December 31, 2011:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,742,961	$1,580,140	$-	$946,466	$60,078	$65,346
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	17,699,542	12,799,454	-	13,309,517	116,077	143,443
Commercial Real Estate	34,686,574	29,384,623	-	27,027,403	832,590	834,161
Residential Real Estate	2,600,919	1,933,669	-	3,176,244	88,419	80,334
Farmland	277,656	227,233	-	342,280	66,273	66,273
Consumer	228,688	215,956	-	184,372	10,732	12,203
Other	51,666	43,452	-	39,621	1,107	1,606

	57,373,676	46,270,197	-	45,234,065	1,171,252	1,203,366

With An Allowance Recorded
Commercial	775,506	775,506	308,211	213,898	15,086	19,171
Agricultural	-	-	-	-	-	-
Commercial Construction	14,035,742	11,489,233	2,693,571	10,470,491	13,759	61,012
Commercial Real Estate	6,429,874	6,429,874	2,060,815	6,556,769	181,799	197,132
Residential Real Estate	4,771,867	4,041,950	674,998	3,858,609	97,383	96,534
Farmland	298,893	259,450	11,878	64,862	(17,958)	-
Consumer	5,404	5,404	1,632	3,987	607	724
Other	-	-	-	19,566	-	-

	26,317,286	23,001,417	5,751,105	21,188,182	290,676	374,573

Total
Commercial	2,518,467	2,355,646	308,211	1,160,364	75,164	84,517
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	31,735,284	24,288,687	2,693,571	23,780,008	129,836	204,455
Commercial Real Estate	41,116,448	35,814,497	2,060,815	33,584,172	1,014,389	1,031,293
Residential Real Estate	7,372,786	5,975,619	674,998	7,034,853	185,802	176,868
Farmland	576,549	486,683	11,878	407,142	48,315	66,273
Consumer	234,092	221,360	1,632	188,359	11,339	12,927
Other	51,666	43,452	-	59,187	1,107	1,606

	$83,690,962	$69,271,614	$5,751,105	$66,422,247	$1,461,928	$1,577,939

The following table details impaired loan data as of December 31, 2010:

	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$258,676	$-	$308,508	$(987)	$5,465
Agricultural	175,062	-	220,716	689	689
Commercial Construction	10,181,795	-	11,760,840	7,320	31,963
Residential Construction	-	-	8,248	-	-
Commercial Real Estate	4,270,905	-	9,041,753	80,585	85,448
Residential Real Estate	3,057,049	-	3,931,449	41,420	53,813
Farmland	1,157,528	-	645,619	(6,571)	10,969
Consumer	290,115	-	296,301	17,166	19,342
Other	79,072	-	129,249	4,550	7,760

	19,470,202	-	26,342,683	144,172	215,449

With An Allowance Recorded
Commercial	135,146	116,159	33,787	(1,125)	3,316
Commercial Real Estate	9,296,626	539,671	2,324,156	341,937	475,999

	9,431,772	655,830	2,357,943	340,812	479,315

Total
Commercial	393,822	116,159	342,295	(2,112)	8,781
Agricultural	175,062	-	220,716	689	689
Commercial Construction	10,181,795	-	11,760,840	7,320	31,963
Residential Construction	-	-	8,248	-	-
Commercial Real Estate	13,567,531	539,671	11,365,909	422,522	561,447
Residential Real Estate	3,057,049	-	3,931,449	41,420	53,813
Farmland	1,157,528	-	645,619	(6,571)	10,969
Consumer	290,115	-	296,301	17,166	19,342
Other	79,072	-	129,249	4,550	7,760

	$28,901,974	$655,830	$28,700,626	$484,984	$694,764

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower's financial condition.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower's specific circumstances at a point in time.  Not all loan modifications are TDRs.  Loan modifications are reviewed and approved by the Company's senior lending staff, who then determine whether the loan meets the criteria for a TDR.  Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

•	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

•
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

•
Principal reductions - These are often the result of commercial real estate loan workouts where two new notes are created.  The primary note is underwritten based upon our normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note.  The terms of the secondary note vary by situation and often involve that note being charged-off, or the principal and interest payments being deferred until after the primary note has been repaid.  In situations where a portion of the note is charged-off during modification there is often no specific reserve allocated to those loans.  This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no additional exposure on those loans.

As discussed in Note 1, Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan.  The Company had no unfunded commitments to lend to a customer that has a troubled debt restructured loan as of December 31, 2011.  The following tables present the number of loan contracts restructured during the 12 months ended December 31, 2011 and the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous 12 months which subsequently defaulted during the period.  Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes 90 days past due.

Troubled Debt Restructurings	# of Contracts	Pre-Modification	Post-Modification

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial RE	9	20,827,349	15,906,547
Residential RE	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled Debt Restructurings That Subsequently Defaulted	# of Contracts	Recorded Investment

Commercial	1	$1,175,922
Commercial Construction	3	4,475,473
Commercial RE	3	2,322,361

Total Loans	7	$7,973,756